Asset Retirement Obligation (Table)	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation [Abstract]
Asset retirement obligations
In 2018 and 2017, U.S. Cellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as Revisions in estimated cash outflows) and other changes in asset retirement obligations during 2018 and 2017, were as follows:

	2018	2017
(Dollars in millions)
Balance at beginning of year	$183	$174
Additional liabilities accrued	2	1
Revisions in estimated cash outflows	8	(3)
Disposition of assets	(1)	(1)
Accretion expense	12	12
Transferred to Liabilities held for sale	(1)	—
Balance at end of year	$203	$183